Income Tax - Summary of Tax Benefit/(Charge) Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Net exchange differences on translation of foreign operations	£ 5	£ (4)	£ 9
Fair value gain on other financial assets	(4)		(4)
Remeasurement of retirement benefit obligations	22	9	(42)
Tax benefit/(charge) recognised in other comprehensive income	£ 23	£ 5	£ (37)